FAIR VALUE MEASUREMENT (Details) - USD ($) $ in Millions	Sep. 30, 2015	Dec. 31, 2014
Total	$ 1,344	$ 1,975
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset Value [Abstract]
Amount realized	0	(5)
Net Change In Fair Value Of Level 3 Assets [Abstract]
Fair Value Assets Measured On Recurring Basis Gain Loss Included in earnings financial income		0
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset Gain LossI ncluded In Other Comprehensive Income Loss		0
Carrying value	(772)	(616)
Fair value of the senior notes, convertible senior debentures and interest rate swap agreements	(8,354)	(7,776)
Fair value convertible senior debentures and derivatives liabilities	(716)	(1,731)
Carrying Value Of Senior Notes Included Under Long And Short Term Liabilities And Convertibale Senior Debentures	(9,070)	(9,507)
Securities At Fair Value	1,118	259
Securities Amortized Cost	1,127	266
Securities Gross Unrealized Holding Gains	13	19
Securities Gross Unrealized Holding Losses	22	26
Contingent Consideration In Connection With Cephalon Acquisition	(2)	(35)
Contingent Consideration In Connection With Microdose Acquisition	(9)	140
Contingent Consideration In Connection With Animal Health Acquisition	0	(5)
Contingent Consideration In Connection With Nupathe Acquisition	(6)	(112)
Contingent Consideration In Connection With Labrys Acquisition	(10)	(252)
Contingent Consideration In Connection With Eagle Acquisition	(128)
Changes In Contingent Consideration I nConnection With Eagle Acquisition	$ (1)
Business Acquisition, Percentage of Voting Interests Acquired	5.00%
Level 1 [Member]
Total	$ 1,931	2,490
Level 2 [Member]
Total	185	101
Level 3 [Member]
Total	(772)	(616)
Money Market Funds [Member]
Cash And Cash Equivalents Fair Value Disclosure	4	10
Money Market Funds [Member] | Level 1 [Member]
Cash And Cash Equivalents Fair Value Disclosure	4	10
Money Market Funds [Member] | Level 2 [Member]
Cash And Cash Equivalents Fair Value Disclosure	0	0
Money Market Funds [Member] | Level 3 [Member]
Cash And Cash Equivalents Fair Value Disclosure	0	0
Demand Deposits [Member]
Cash And Cash Equivalents Fair Value Disclosure	924	2,216
Demand Deposits [Member] | Level 1 [Member]
Cash And Cash Equivalents Fair Value Disclosure	924	2,216
Demand Deposits [Member] | Level 2 [Member]
Cash And Cash Equivalents Fair Value Disclosure	0	0
Demand Deposits [Member] | Level 3 [Member]
Cash And Cash Equivalents Fair Value Disclosure	0	0
Auction Rate Securities [Member]
Investments Fair Value Disclosure	13	13
Auction Rate Securities [Member] | Level 1 [Member]
Investments Fair Value Disclosure	0	0
Auction Rate Securities [Member] | Level 2 [Member]
Investments Fair Value Disclosure	0	0
Auction Rate Securities [Member] | Level 3 [Member]
Investments Fair Value Disclosure	13	13
Structured Finance [Member]
Investments Fair Value Disclosure	98	96
Structured Finance [Member] | Level 1 [Member]
Investments Fair Value Disclosure	0	0
Structured Finance [Member] | Level 2 [Member]
Investments Fair Value Disclosure	98	96
Structured Finance [Member] | Level 3 [Member]
Investments Fair Value Disclosure	0	0
Other Debt Obligations [Member]
Investments Fair Value Disclosure	10	74
Other Debt Obligations [Member] | Level 1 [Member]
Investments Fair Value Disclosure	9	73
Other Debt Obligations [Member] | Level 2 [Member]
Investments Fair Value Disclosure	0	0
Other Debt Obligations [Member] | Level 3 [Member]
Investments Fair Value Disclosure	1	1
Liability Derivatives [Member]
Derivatives-net	15	54
Liability Derivatives [Member] | Level 1 [Member]
Derivatives-net	0	0
Liability Derivatives [Member] | Level 2 [Member]
Derivatives-net	15	54
Liability Derivatives [Member] | Level 3 [Member]
Derivatives-net	0	0
Interest Rate Swap [Member]
Derivatives-net	91	20
Interest Rate Swap [Member] | Level 1 [Member]
Derivatives-net	0	0
Interest Rate Swap [Member] | Level 2 [Member]
Derivatives-net	91	20
Interest Rate Swap [Member] | Level 3 [Member]
Derivatives-net	0	0
Cross Currency Interest Rate Contract [Member]
Derivatives-net	14	43
Cross Currency Interest Rate Contract [Member] | Level 1 [Member]
Derivatives-net	0	0
Cross Currency Interest Rate Contract [Member] | Level 2 [Member]
Derivatives-net	14	43
Cross Currency Interest Rate Contract [Member] | Level 3 [Member]
Derivatives-net	0	0
Asset Derivatives [Member]
Derivatives-net	25	82
Asset Derivatives [Member] | Level 1 [Member]
Derivatives-net	0	0
Asset Derivatives [Member] | Level 2 [Member]
Derivatives-net	25	82
Asset Derivatives [Member] | Level 3 [Member]
Derivatives-net	0	0
Equity Securities [Member]
Investments Fair Value Disclosure	994	66
Equity Securities [Member] | Level 1 [Member]
Investments Fair Value Disclosure	994	66
Equity Securities [Member] | Level 2 [Member]
Investments Fair Value Disclosure	0	0
Equity Securities [Member] | Level 3 [Member]
Investments Fair Value Disclosure	0	0
Business Acquisition Contingent Consideration [Member]
Derivatives-net	(786)	(630)
Business Acquisition Contingent Consideration [Member] | Level 1 [Member]
Derivatives-net	0	0
Business Acquisition Contingent Consideration [Member] | Level 2 [Member]
Derivatives-net	0	0
Business Acquisition Contingent Consideration [Member] | Level 3 [Member]
Derivatives-net	(786)	(630)
EscrowFundsMember [Member]
Escrow Deposit	0	125
EscrowFundsMember [Member] | Level 1 [Member]
Escrow Deposit	0	125
EscrowFundsMember [Member] | Level 2 [Member]
Escrow Deposit	0	0
EscrowFundsMember [Member] | Level 3 [Member]
Escrow Deposit	$ 0	$ 0